UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 13.2%
Diversified Consumer Services 1.5%
Capella Education Co.* (a)	18,000	1,079,100
Hotels Restaurants & Leisure 2.7%
Buffalo Wild Wings, Inc.* (a)	30,690	998,039
Burger King Holdings, Inc.	22,300	385,121
Red Robin Gourmet Burgers, Inc.*	27,700	519,375

		1,902,535
Specialty Retail 7.2%
Advance Auto Parts, Inc.	26,000	1,078,740
Children's Place Retail Stores, Inc.*	36,700	969,981
DSW, Inc. "A"* (a)	58,900	580,165
Guess?, Inc.	44,800	1,154,944

hhgregg, Inc.*	37,900	574,564
Urban Outfitters, Inc.*	38,300	799,321

		5,157,715
Textiles, Apparel & Luxury Goods 1.8%
True Religion Apparel, Inc.*	56,000	1,248,800
Consumer Staples 4.3%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	21,700	557,473
Food Products 2.1%
Darling International, Inc.*	77,200	509,520
Green Mountain Coffee Roasters, Inc.* (a)	17,400	1,028,688

		1,538,208
Personal Products 1.4%
Chattem, Inc.* (a)	14,300	973,830
Energy 9.0%
Energy Equipment & Services 2.2%
Dril-Quip, Inc.*	26,400	1,005,840
T-3 Energy Services, Inc.*	43,300	515,703

		1,521,543
Oil, Gas & Consumable Fuels 6.8%
Arena Resources, Inc.*	29,800	949,130
BPZ Resources, Inc.* (a)	203,500	995,115
Carrizo Oil & Gas, Inc.* (a)	65,540	1,124,011
EXCO Resources, Inc.*	74,610	963,961
Goodrich Petroleum Corp.* (a)	33,700	828,683

		4,860,900
Financials 8.6%
Capital Markets 3.2%
Duff & Phelps Corp. "A"	42,400	753,872
Riskmetrics Group, Inc.* (a)	36,800	649,888
Waddell & Reed Financial, Inc. "A"	32,700	862,299

		2,266,059
Commercial Banks 0.7%
PrivateBancorp., Inc.	23,200	515,968
Consumer Finance 0.7%
Dollar Financial Corp.*	38,900	536,431
Diversified Financial Services 2.1%
Portfolio Recovery Associates, Inc.* (a)	38,890	1,506,210
Insurance 1.9%
eHealth, Inc.* (a)	74,700	1,319,202
Health Care 23.3%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	28,500	1,171,920
BioMarin Pharmaceutical, Inc.*	29,500	460,495
Myriad Genetics, Inc.*	27,800	991,070
Myriad Pharmaceuticals, Inc.*	6,450	29,993
United Therapeutics Corp.*	4,300	358,319

		3,011,797
Health Care Equipment & Supplies 5.4%
Hologic, Inc.*	52,300	744,229

Masimo Corp.*	33,000	795,630
NuVasive, Inc.* (a)	21,900	976,740
Thoratec Corp.*	50,700	1,357,746

		3,874,345
Health Care Providers & Services 6.8%
AMERIGROUP Corp.*	19,200	515,520
Centene Corp.*	32,100	641,358
Genoptix, Inc.*	34,100	1,090,859
Gentiva Health Services, Inc.*	40,600	668,276
MEDNAX, Inc.*	15,000	631,950
Psychiatric Solutions, Inc.*	55,300	1,257,522

		4,805,485
Health Care Technology 0.8%
Cerner Corp.*	8,800	548,152
Life Sciences Tools & Services 2.6%
Covance, Inc.*	10,400	511,680
ICON PLC (ADR)	35,600	768,248
Illumina, Inc.*	15,100	587,994

		1,867,922
Pharmaceuticals 3.5%
Flamel Technologies SA (ADR)* (a)	36,319	254,233
MiddleBrook Pharmaceuticals, Inc.* (a)	242,000	326,700
Mylan, Inc.*	75,700	987,885
Par Pharmaceutical Companies, Inc.*	59,900	907,485

		2,476,303
Industrials 15.0%
Aerospace & Defense 2.2%
BE Aerospace, Inc.*	55,140	791,810
Curtiss-Wright Corp.	25,600	761,088

		1,552,898
Commercial Services & Supplies 0.6%
Team, Inc.* (a)	29,000	454,430
Construction & Engineering 0.7%
MYR Group, Inc.*	22,600	456,972
Electrical Equipment 5.4%
A-Power Energy Generation Systems Ltd.* (a)	63,100	503,538
AZZ, Inc.*	23,200	798,312
Baldor Electric Co. (a)	44,800	1,065,792
General Cable Corp.*	19,500	732,810
Polypore International, Inc.*	67,300	748,376

		3,848,828
Machinery 3.5%
Astec Industries, Inc.*	21,800	647,242
Badger Meter, Inc.	19,100	783,100
RBC Bearings, Inc.*	32,100	656,445
Terex Corp.*	35,300	426,071

		2,512,858
Professional Services 0.9%
FTI Consulting, Inc.*	12,500	634,000
Road & Rail 1.7%
Genesee & Wyoming, Inc. "A"*	21,300	564,663

Knight Transportation, Inc.	38,800	642,140

		1,206,803
Information Technology 24.2%
Electronic Equipment, Instruments & Components 2.1%
Itron, Inc.* (a)	27,770	1,529,294
Internet Software & Services 3.3%
LogMeIn, Inc.*	3,300	52,800
LoopNet, Inc.*	120,300	932,325
MercadoLibre, Inc.*	26,300	706,944
Omniture, Inc.*	51,900	651,864

		2,343,933
IT Services 4.7%
CyberSource Corp.*	100,000	1,530,000
Forrester Research, Inc.*	51,000	1,252,050
ManTech International Corp. "A"*	12,700	546,608

		3,328,658
Semiconductors & Semiconductor Equipment 5.7%
Atheros Communications*	54,100	1,040,884
Cavium Networks, Inc.* (a)	55,950	940,519
Microsemi Corp.*	49,400	681,720
Netlogic Microsystems, Inc.* (a)	37,300	1,359,958

		4,023,081
Software 8.4%
ArcSight, Inc.*	21,800	387,386
Blackboard, Inc.* (a)	35,400	1,021,644
Concur Technologies, Inc.*	34,800	1,081,584
FalconStor Software, Inc.*	236,140	1,121,665
Rosetta Stone, Inc.*	17,900	491,176
Taleo Corp. "A"*	57,700	1,054,179
VanceInfo Technologies, Inc. (ADR)* (a)	55,500	819,735

		5,977,369
Materials 2.1%
Chemicals 0.9%
Airgas, Inc.	16,100	652,533
Containers & Packaging 1.2%
Silgan Holdings, Inc.	17,200	843,316

Total Common Stocks (Cost $71,562,102)		70,932,951
Warrants 0.0%
Information Technology
Lantronix, Inc., Expiration Date 2/9/2011* (Cost $0)	865	26
Securities Lending Collateral 17.5%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $12,447,290)	12,447,290	12,447,290
Cash Equivalents 0.9%
Cash Management QP Trust, 0.27% (b) (Cost $616,773)	616,773	616,773

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $84,626,165) †	118.1	83,997,040
Other Assets and Liabilities, Net	(18.1)	(12,876,579)

Net Assets	100.0	71,120,461

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $88,224,051. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $4,227,011. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,684,637 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,911,648.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $12,015,008 which is 16.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)
Consumer Discretionary	$ 9,388,150	$ —	$ —	$ 9,388,150
Consumer Staples	3,069,511	—	—	3,069,511
Energy	6,382,443	—	—	6,382,443
Financials	6,143,870	—	—	6,143,870
Health Care	16,584,004	—	—	16,584,004
Industrials	10,666,789	—	—	10,666,789
Information Technology	17,202,335	—	26	17,202,361
Materials	1,495,849	—	—	1,495,849
Short-Term Investments(d)	12,447,290	616,773	—	13,064,063
Total	$ 83,380,241	$ 616,773	$ 26	$ 83,997,040

(d)	See Investment Portfolio for additional detailed categorizations.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value:
Level 3 Reconciliation	Common Stock and/or Other Equity Investments
Balance as of September 30, 2008	$ 19
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	7
Amortization premium/discount	—

Net purchase (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2009	$ 26
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ 7

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009